Staff costs (Details 1) - Number	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Average number of staff employee	27	20	40
Research and Development [Member]
IfrsStatementLineItems [Line Items]
Average number of staff employee	22	15	31
General and Administration [Member]
IfrsStatementLineItems [Line Items]
Average number of staff employee	5	5	9